S000019579 [Member] Investment Strategy - World Selection Index Fund	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
Under normal circumstances, the Fund will invest substantially all (and at least 80%) of its net assets in equity securities included in the Index, in weightings that approximate the relative composition of the securities contained in the Index, and in in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”) representing such securities.
The Index is a free float-adjusted market capitalization weighted index designed to represent the performance of companies selected from the MSCI World Index based on environmental, social and governance (ESG) criteria, as determined by the index provider. The Index is a member of the MSCI Selection Indexes and is constructed by aggregating the following regional indexes: MSCI Pacific Selection Index, MSCI Europe & Middle East Selection Index, MSCI Canada Selection Index and MSCI USA Selection Index. The Index’s parent index is the MSCI World Index, which consists of large and mid-cap companies in 23 Developed Markets Countries, as determined by the index provider. As of May 30, 2025, the Index was comprised of 672 constituents with market capitalizations ranging from $2.71 billion to $3.30 trillion.
Constituent selection for the Index is based on data from MSCI ESG Research LLC. The Index is rebalanced quarterly. The Fund generally rebalances its portfolio in accordance with the Index.
The Index targets sector weights consistent with those of its parent index. The Index methodology aims to include securities of companies with the highest ESG ratings representing 50% of the market capitalization in each sector of its parent index. For companies that are not existing constituents of the Index, companies identified by the index provider as having an MSCI ESG Rating of ‘BB’ or above and an MSCI ESG Controversies Score of 3 or above are eligible for inclusion in the Index. MSCI ESG Ratings aim to measure a company’s management of environmental, social, and governance risks and opportunities relative to industry peers. MSCI ESG Controversies Scores assess controversies concerning the potential negative environmental, social, and/or governance impact of a company’s operations, products, and services. MSCI ESG Controversies Scores are on a scale from 0 to 10, with 0 being the most severe controversy rating. Current constituents of the Index must have an MSCI ESG Rating of ‘BB’ or above and an MSCI ESG Controversies Score of 1 or above to remain eligible for inclusion in the Index. In addition, companies involved in certain business activities that meet business involvement criteria as prescribed per the index methodology are excluded from the Index, including (but not limited to) controversial weapons, nuclear weapons, civilian firearms, tobacco-related products, production of alcohol-related products, production of conventional weapons and components, ownership of operation of gambling-related business activities, ownership or operation of nuclear power plants, fossil fuel extraction, thermal coal mining and unconventional oil and gas extraction, thermal coal based power generation, production of palm oil, and artic oil and gas production. Such exclusions are based on percentage of revenue thresholds for certain categories (ranging from 5-15% or more of revenue from a specified activity) and categorical exclusions for others (e.g., controversial weapons). The selection universe for the MSCI Selection Indexes is the constituents of the MSCI Global Investable Market Indexes.
NTI uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. NTI will buy and sell securities in response to changes in the Index and in response to subscriptions and redemptions. It, therefore, is possible that the Fund may continue to hold the securities of a company that is underperforming or, subsequent to its inclusion in the Index, has become involved in a controversial product or activity that would result in it no longer being eligible for inclusion in the Index, until such company is removed from the Index.
The Fund generally invests in substantially all of the securities in the Index in approximately the same proportions as the Index (i.e., replication). In certain circumstances, however, the Fund may not hold every security in the Index or in the same proportion as the Index, such as to improve tax efficiency or when it may not be practicable to fully implement a replication strategy. Rather, it will use an optimization strategy to seek to construct a portfolio that minimizes tracking error versus the Index while managing transaction costs and realized capital gains and losses.
The Fund intends to be diversified in approximately the same proportion as the Index is diversified. The Fund may become “non-diversified,” as defined in the Investment Company Act of 1940 (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. A “non-diversified” fund can invest a greater percentage of its assets in a small group of issuers or in any one issuer than a diversified fund can. Shareholder approval will not be sought if the Fund becomes non-diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Index.
In seeking to track the performance of the Index, from time to time the Fund may have a focused investment (i.e., investment exposure comprising more than 15% of its total assets) in one or more particular sectors. As of March 31, 2025, the Fund had focused investments in the information technology and financials sectors.
NTI expects that, under normal circumstances, the quarterly performance of the Fund, before fees and expenses, will track the performance of the Index within a 0.95 correlation coefficient.
The Index is created and sponsored by Morgan Stanley Capital International, Inc. (“MSCI”), as the index provider. MSCI determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. MSCI does not endorse any of the securities in the Index. It is not a sponsor of the World Selection Index Fund and is not affiliated with the Fund in any way.